UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
April 25, 2012

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                95
                                              -----------
Form 13F Information Table Value Total:       $   603,916
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 3/31/2012








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
Aeropostale	COM   007865108   764  35,375SH SOLE                   35,375
Alliance Res.	COM   01877r108	2,791  46,454SH	SOLE		       46,454
Altria Group    COM   02209S103 5,465 177,054SH SOLE                  177,054
Amern           COM   026375105   398  26,000SH SOLE                   26,000
Amsurg Corp.	COM   03232P405	  565  20,200SH SOLE		       20,200
Anadarko Pete	COM   032511107 1,086  13,865SH SOLE		       13,865
AT&T		COM   00206R102 6,524 208,903SH SOLE		      208,903
Best Buy Inc.	COM   086516101	1,658  70,055SH SOLE                   70,055
Boardwalk Pipe.	COM   096627104 2,471  93,420SH SOLE		       93,420
Bristol Myers	COM   110122108 2,119  62,802SH SOLE                   62,802
Buckeye Partner COM   118230101 2,626  42,934SH SOLE                   42,934
Calumet Spec.   COM   131476103 6,737 255,000SH SOLE                  255,000
Chevron Corp	COM   166764100 10,797 100,711SH SOLE	              100,711
Cisco Sys. Inc. COM   17275r102 2,489 117,684SH SOLE                  117,684
ConocoPhillips  COM   20825C104 10,464 137,668SH SOLE                 137,668
Computer Scienc COM   205363104 1,583  52,900SH SOLE                   52,900
Cooper Tire Rub COM   216831107   522  34,314SH SOLE                   34,314
Coventry Health COM   222862104   564  15,865SH SOLE                   15,865
Devry Inc.      COM   251893103   367  10,855SH SOLE                   10,855
Diamond Foods   COM   252603105   719  31,531SH SOLE                   31,531
Diamond Offshr  COM   25271C102 6,564  98,343SH SOLE                   98,343
Direxion Lg Cap COM   25459W854 2,822 140,000SH SOLE                  140,000
Eagle Rock      COM   26985r104 8,643 873,985SH SOLE                  873,985
Enbridge Energy COM   29250r106 2,188  70,680SH SOLE                   70,680
Enerplus Corp	COM   292766102	  810  36,138SH SOLE		       36,138
Entergy Corp.   COM   29364g103 2,193  32,635SH SOLE                   32.635
Energy Transfer COM   29273R109 2,253  48,031SH SOLE                   48,031
Enterprise Prod COM   293792107 3,168  62,770SH SOLE                   62,770
Excelon  	COM   30161N101 6,035 153,915SH SOLE                  153,915
Exxon Mobil Cor COM   30231g102 2,563  29,559SH SOLE                   29,559
Freeport McM.	COM   35671D857 8,401 220,871SH SOLE                  220,871
Gamestop	COM   36467w109	  382  17,500SH SOLE                   17,500
Gap Inc.        COM   364760108 5,653 216,279SH SOLE                  216,279
General Elec	COM   369604103	4,270 212,794SH SOLE		      212,794
Goldman Sachs	COM   38141G104 1,691  13,600SH SOLE                   13,600
Heinz		COM   423074103   937  17,499SH SOLE		       17,499
Hershey Co.	COM   427866108	4,438  72,365SH SOLE		       72,365
Hewlett Packard COM   428236103 1,951  81,904SH SOLE                   81,904
Home Depot	COM   437076102	5,631 119,928SH SOLE		      119,928
Intel Corp.     COM   458140100 9,603 341,593SH SOLE                  341,593
Ishares DJ Sel. COM   464287168   573  10,257SH SOLE                   10,257
Ishares MSCI PacCOM   464286665 1,461  33,590SH SOLE                   33,590
Ishares MSCIEAFECom   464287465 1,469  26,775SH SOLE                   26,775
Ishares Emergin COM   464287234 1,483  34,546SH SOLE                   34,546
Ishares S&P US  COM   464288687 1,209  30,977SH SOLE                   30,977
Johnson & John	COM   478160104 5,751  87,201SH SOLE                   87,201
Kimberly Clark  COM   494368103 3,313  44,838SH	SOLE                   44,838
Kinder Morgan   COM   494550106 2,901  35,068SH SOLE                   35,068
Lilly Eli & CO  COM   532457108 8,460 210,111SH SOLE                  210,111
Lowes Companies COM   548661107 3,179 101,326SH SOLE                  101,326
Magellan Mid.   COM   559080106 3,298  45,598SH SOLE                   45,598
Martin Midstr.  COM   573331105   582  17,239SH SOLE                   17,239
Merck & Co.	COM   589331107 6,836 178,031SH SOLE                  178,031
Microsoft Corp. COM   594918104 2,438  75,597SH SOLE                   75,597
Murphy Oil      COM   626717102 1,816  32,289SH SOLE                   32,289
Natural Resour. COM   63900p103   315  13,142SH SOLE                   13,142
Neutral Tandem  COM   64128B108   457  37,500SH SOLE                   37,500
Norfolk SOuth   COM   655844108 6,426  97,628SH SOLE                   97,628
Nustar          COM   67058h102 4,834  81,828SH SOLE                   81,828
Occidental Pet.	COM   674599105	293,489 3,081,900SH SOLE            3,081,900
Olin Corp	COM   680665205 6,109 280,877SH SOLE                  280,877
Omnivision      COM   682128103   711  35,555SH SOLE                   35,555
P D L Biopharma COM   69329Y104   318  50,000SH SOLE                   50,000
P G & E Corp    COM   69331c108 2,140  49,299SH SOLE                   49,299
Patterson UTI E COM   703481101   556  32,180SH SOLE                   32,180
Penn VA         COM   707884102 1,353  62,006SH SOLE                   62,006
Penn West Pet.  COM   707887105 1,149  58,747SH SOLE                   58,747
Pfizer		COM   717081103 9,687 427,779SH SOLE                  427,779
Philip Morris	COM   718172109	6,932  78,237SH SOLE		       78,237
Plains All Amer COM   726503105 3,011  38,392SH SOLE                   38,392
Power-One Inc.  COM   739308104   478 105,263SH SOLE                  105,263
Proshares Ultra COM   74347x856 4,530 500,000SH SOLE                  500,000
Public Svc. Ent COM   744573106 2,044  66,794SH SOLE                   66,794
Radio Shack Co. COM   750438103   445  71,553SH SOLE                   71,553
Republic Svc.   COM   760759100 2,348  76,846SH SOLE                   76,846
Reynolds Amern  COM   761713106 2,113  50,992SH SOLE                   50,992
Fin. Sector SPDRCOM   81369Y605 2,572 162,857SH SOLE                  162,857
Skechers USA    COM   830566105   450  35,435SH SOLE                   35,435
Stillwater      COM   86074Q102   695  55,000SH SOLE                   55,000
Suncor Energy   COM   867229106   539  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 3,647  96,462SH SOLE                   96,462
Sun Cmntys Inc. COM   866674104 7,149 165,000SH SOLE                  165,000
Sysco Corp	COM   871829107 6,934 232,250SH SOLE                  232,250
T C Pipelines   COM   87233q108 2,506  55,747SH SOLE                   55,747
Target Corp     COM   87612e106 2,129  36,541SH SOLE                   36,541
Texas Instrumen COM   882508104 2,329  69,317SH SOLE                   69,317
Universal Corp	COM   913456109 8,431 180,941SH SOLE                  180,941
Valero Energy   COM   91913Y100 6,033 234,145SH SOLE                  234,145
Vanguard GNMA   COM   922031794   215  19,556SH SOLE                   19,556
Verizon Comm	COM   92343V104 7,874 205,976SH SOLE                  205,976
Viropharma Inc. COM   928241108   751  25,000SH SOLE                   25,000
Wal-Mart 	COM   931142103	7,298 119,264SH SOLE		      119,264
Waste Managemnt COM   94106l109 2,929  83,809SH SOLE                   83,809
Weyerhaeuser	COM   962166104	4,201 191,693SH SOLE		      191,693
Whirlpool       COM   963320106 2,070  26,940SH SOLE                   26,940





REPORT SUMMARY:   95        603,916